CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INTEREST INCOME
Interest and fees on loans	$ 71,823		$ 80,664		$ 93,780
Interest on securities
Taxable	6,341		4,059		2,934
Tax-exempt	991		1,101		1,044
Other investments	1,400		1,297		1,640
Total Interest Income	80,555		87,121		99,398
INTEREST EXPENSE
Deposits	4,967		5,706		8,913
Other borrowings	2,332		3,456		4,230
Total Interest Expense	7,299		9,162		13,143
Net Interest Income	73,256		77,959		86,255
Provision for loan losses	(3,136)		(3,988)		6,887
Net Interest Income After Provision for Loan Losses	76,392		81,947		79,368
NON-INTEREST INCOME
Service charges on deposit accounts	13,446		14,076		17,887
Interchange income	8,164		7,362		9,188
Net gains (losses) on assets
Mortgage loans	5,628		10,022		17,323
Securities	329		395		1,226
Other than temporary impairment loss on securities
Total impairment loss	(9)		(26)		(339)
Loss recognized in other comprehensive income (loss)	0		0		0
Net impairment loss recognized in earnings	(9)		(26)		(339)
Mortgage loan servicing	791		3,806		166
Title insurance fees	995		1,682		1,963
Gain on extinguishment of debt	500		0		0
Increase in fair value of U.S. Treasury warrant	0		(1,025)		(285)
Net gain on branch sale	0		0		5,402
Other	8,931		8,537		11,034
Total Non-interest Income	38,775		44,829		63,565
NON-INTEREST EXPENSE
Compensation and employee benefits	47,221		47,924		53,983
Occupancy, net	8,912		8,845		10,104
Data processing	7,532		8,019		8,009
Loan and collection	5,392		6,886		9,965
Furniture, fixtures and equipment	4,137		4,293		4,635
Communications	2,926		2,919		3,677
Advertising	2,193		2,433		2,494
Legal and professional	1,969		2,459		4,175
FDIC deposit insurance	1,567		2,435		3,306
Interchange expense	1,291		1,645		1,799
Credit card and bank service fees	946		1,263		2,091
Vehicle service contract counterparty contingencies	199		4,837		1,629
Costs (recoveries) related to unfunded lending commitments	31		(90)		(688)
Write-down of property and equipment held for sale	0		0		860
Provision for loss reimbursement on sold loans	(466)		2,152		1,112
Net (gains) losses on other real estate and repossessed assets	(500)		1,237		2,854
Other	6,601		6,861		6,730
Total Non-interest Expense	89,951		104,118		116,735
Income Before Income Tax	25,216		22,658		26,198
Income tax expense (benefit)	7,195		(54,851)		0
Net Income	18,021		77,509		26,198
Preferred stock dividends and discount accretion	0		(3,001)		(4,347)
Preferred stock discount	0		7,554		0
Net Income Applicable to Common Stock	$ 18,021		$ 82,062		$ 21,851
Net income per common share
Basic (in dollars per share)	$ 0.79	[1]	$ 5.87	[1]	$ 2.51	[1]
Diluted (in dollars per share)	$ 0.77		$ 3.55		$ 0.80
Cash dividends declared per common share (in dollars per share)	$ 0.18		$ 0		$ 0

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.